Deferred revenue (Details 1) - USD ($) $ in Thousands	May 31, 2024	Aug. 31, 2023
Deferred Revenue
Current portion of deferred revenue	$ 2,497	$ 1,549
Non-current portion of deferred revenue		178
Balance at end of period	$ 2,497	$ 1,727